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                UNITED STATES SEUCRITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A


         Report for the Calendar Year or quarter Ended December 31, 2001

If amended report check here:    [ X ]                Amendment Number: 1

This Amendment (Check only one): [ X ]  is a restatement
                                 [   ]  adds new holding
                                 [   ]  entries

FCA Corp
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Name of Insitutional Investment Manager

5847 San Felipe, Suite 850         Houston    Texas     77057
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Business Address    (Street)       (City)    (State)    (Zip Code)


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Robert P. Messer, Jr.        Vice President            713-260-1400
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Name                         Title                      Telephone

                                                /s/ Robert P. Messer, Jr.
                                                --------------------------------
                                                Manual Signature of Person Duly
                                                Authorized to submit this Report

                                                Houston, Texas   02-11-02
                                                --------------------------------
                                                Place and Date of Signing

Report Type:

[ X ]   13F Holdings Report
[   ]   13F Notice
[   ]   13F Combination Report

Report Summary:

Number of other included managers:0
Form 13F information table entry total:
Form 13F table value total: 122,040

List of other included Managers:None

Have greater than 10,000 shares or aggregate FMV is greater than $200,000 Period Ending 12/31/01

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ITEM 1                         ITEM 2            ITEM 3       ITEM 4      ITEM 5          ITEM 6          ITEM 7      ITEM 8
                                                             FAIR                INVESTMENT DISCRETION         VOTING AUTHORITY
                              TITLE             CUSIP       MARKET    SHARES OR                   SHARED
NAME OF ISSUER                 OF              NUMBER       VALUE      PRINCIPAL     SOLE   SHARED OTHER  MANA-  SOLE SHARED NONE
                              CLASS                         (x1000)    AMOUNT        (A)      (B)   (C)   GERS   (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunication         COM              000886101    264,610    57,524        57,524                       57,524
Advanced Tobacco Products, IncCOM              00755G101      9,150    30,000        30,000                       30,000
Alcatel Alsthom               Sponsored ADR    013904305    182,050    11,000        11,000                       11,000
Allstate Corp                 COM              020002101    795,387    23,602        23,602                       23,602
Allstate Corp                 CALL              1E699C14     30,747    15,000        15,000                       15,000
American Comm Enterprises     COM              02520E106      2,000   200,000       200,000                      200,000
American Express Co           COM              025816109  2,699,377    75,634        75,634                       75,634
American International Group  COM              026814107  4,177,740    52,616        52,616                       52,616
American Lend Lease           COM              027118108    159,820    12,200        12,200                       12,200
American States Water Co      COM              029899101    394,935    11,300        11,300                       11,300
American Water Works Inc      COM              030411102  1,748,281    41,875        41,875                       41,875
Amgen Inc                     COM              031162100  3,145,853    55,738        55,738                       55,738
Anchor Corp                   COM Series B     033061102    227,420     2,740         2,740                        2,740
AOL Time Warner               COM              01184A105  1,996,042    62,182        62,182                       62,182
Automatic Data Processing     COM              053015103    294,500     5,000         5,000                        5,000
Bank of New York, Inc.        COM              064057102  1,557,458    38,173        38,173                       38,173
Bank of America Corp.         COM              060505104  1,239,108    19,684        19,684                       19,684
Boston Communication Group    COM              100582105    177,060    15,600        15,600                       15,600
BP Amoco PLC                  Sponsored ADR    BPA999999    246,736     5,305         5,305                        5,305
Brandywine Realty Trust       COM              105368203    217,021    10,300        10,300                       10,300
Burlington Northern           COM              12189T104    773,420    27,109        27,109                       27,109
Central Secs Corp             COM              155123102    279,195    11,031        11,031                       11,031
Chateau Communities Inc       COM              161726104  1,039,952    34,781        34,781                       34,781
Cisco Systems Inc             COM              17275R102  1,796,367    99,192        99,192                       99,192
Citigroup Inc.                COM              172967101  2,932,938    58,101        58,101                       58,101
Coca Cola Co                  COM              191216100    982,606    20,840        20,840                       20,840
Comcast Corp                  COM              200300200  2,304,324    64,009        64,009                       64,009
Communication Transmission    COM              20342E104        140    14,000        14,000                       14,000
Cooper Tire Rubber            COM              216831107    546,502    34,242        34,242                       34,242
Dell Computer Corp            COM              247025109    982,557    36,150        36,150                       36,150
DNAPrint Genomics Inc         COM              233249103      5,000   100,000       100,000                      100,000
Electronic Data Systems       COM              285661104  3,387,672    49,419        49,419                       49,419
Equity Office Properties      COM              294741103    372,992    12,400        12,400                       12,400
Equity One                    COM              294752100    458,957     3,343         3,343                        3,343
Equity Resident Properties    Preferred        29476L859    766,590    30,300        30,300                       30,300
Exxon Mobil Corp              COM              30231G102  1,548,707    39,407        39,407                       39,407
Federal Home Loan Mortgage CorCOM              313400301  3,514,334    53,736        53,736                       53,736
Federal National Mortgage AssnCOM              313586109  3,655,489    45,981        45,981                       45,981
Fiserv Inc                    COM              337738108    233,713     5,523         5,523                        5,523
Fleet Boston Financial Corp.  COM              339030108    857,385    23,490        23,490                       23,490
Florida First Bancorp         COM              343258109    166,049    10,320        10,320                       10,320
Four Seasons Hotels           COM              35100E104    226,272     4,839         4,839                        4,839

General Electric Co           COM              369604103    917,465    28,100        28,100                       28,100
Genesee & Wyoming Inc.        COM              371559105    116,225    21,888        21,888                       21,888
Genzyme Corp                  COM              372917104  1,197,200    20,000        20,000                       20,000
GlaxoSmithKline               Sponsored ADR    37733W105  1,314,401    26,383        26,383                       26,383
Global Crossing               COM              93921A100     59,362    70,669        70,669                       70,669
Greater Bay Bancorp           COM              391648102    273,739     9,578         9,578                        9,578
HCA Inc                       COM              404119109  1,135,003    29,450        29,450                       29,450
Healthwatch Inc.              COM              422214809      2,511    10,045        10,045                       10,045
Home Depot Inc.               COM              437076102  3,560,600    69,802        69,802                       69,802
Ingles Markets, Inc.          COM              457030104    451,053    37,745        37,745                       37,745
Intel Corp                    COM              458140100  4,048,873   128,740       128,740                      128,740
Intelidata Tech Corp          COM              45814T107     31,130    11,000        11,000                       11,000
International Paper Co.       COM              460146103    731,868    18,138        18,138                       18,138
International Speedway        COM              460335201    308,890     7,900         7,900                        7,900
Intl Business Machine         COM              459200101  3,745,428    30,964        30,964                       30,964
Ishares Trust - Australia     ETF              464286103    208,845    22,100        22,100                       22,100
Ishares Trust - Austria       ETF              464286202     93,912    12,900        12,900                       12,900
Ishares Trust - Canada        ETF              464286509    196,470    18,500        18,500                       18,500
Ishares Trust Euro Plus       ETF              464287861    618,968    10,475        10,475                       10,475
Ishares Trust - Germany       ETF              464286806    241,600    16,000        16,000                       16,000
Ishares Trust GLB 100 index   ETF              464287572  1,005,950    17,050        17,050                       17,050
Ishares Trust - Netherlands   ETF              464286814    252,004    14,850        14,850                       14,850
Ishares Trust - Singapore     ETF              464286673    125,736    24,800        24,800                       24,800
Ishares Trust Smlcap Value    ETF              464287879    320,062     3,750         3,750                        3,750
Ishares Trust - United KingdomETF              464286699    312,897    21,300        21,300                       21,300
JP Morgan Chase & Co          COM              16161A108  1,928,913    53,065        53,065                       53,065
John Hancock Bank & Thrift    close-end MF     409735107  1,406,140   170,235       170,235                      170,235
Johnson & Johnson             COM              478160104    560,623     9,486         9,486                        9,486
Kraft Foods Inc.              COM              50075N104  1,054,930    31,000        31,000                       31,000
Leapfrog Smary Product        COM              521911107     37,130    47,000        47,000                       47,000
Lexmark International Inc     COM              529771107  3,753,108    63,612        63,612                       63,612
Lightbridge Inc.              COM              532226107    515,561    42,433        42,433                       42,433
Lowe's Companies Inc.         COM              540424108  7,686,053   165,612       165,612                      165,612
Microfinancial Inc            COM              595072109  5,237,237   510,950       510,950                      510,950
Microsoft Corp                COM              594918104  4,454,650    67,240        67,240                       67,240
Midcap Spyder Trust           COM              595635103  2,250,029    24,246        24,246                       24,246
Mountain Energy Inc.          COM              624011102         30    30,000        30,000                       30,000
NASDAQ 100 Tr Unit            ETF              631100104  1,182,086    30,380        30,380                       30,380
Neoprobe Corp                 COM              640518106      8,400    20,000        20,000                       20,000
New York Times Co             COM              650111107  1,863,383    43,084        43,084                       43,084
Nexen Inc                     Prfd 9.75%       65334H300    297,180    11,700        11,700                       11,700
Nokia                         Sponsored ADR    654902204  2,174,069    88,629        88,629                       88,629
Northfields Labs Inc          COM              666135108     99,540    11,600        11,600                       11,600
Occidental Petroleum Co       COM              674599105    758,811    28,602        28,602                       28,602
Oil Svc Holders Tr            COM              678002106  2,360,700    38,722        38,722                       38,722
Oracle Corp                   COM              68389X105    450,040    32,588        32,588                       32,588
Pfizer Inc                    COM              717081103  3,070,682    77,056        77,056                       77,056
Pharmacia Corp                COM              71713U102    646,147    15,150        15,150                       15,150
Progress Energy Inc           COM              743263105  1,343,425    29,834        29,834                       29,834

Robert Half Intl Inc          COM              770323103    431,205    16,150        16,150                       16,150
Royce Micro-Cap Trust         close-end MF     780915104    517,450    49,281        49,281                       49,281
Royce Value Trust             close-end MF     780910105  2,728,912   173,595       173,595                      173,595
Scansoft Inc.                 COM              80603P107     64,500    15,000        15,000                       15,000
Sector Spyder Energy          ETF              81369Y506  2,787,480   104,400       104,400                      104,400
Serologicals Corp             COM              817523103    236,500    11,000        11,000                       11,000
Smith International Inc       COM              832110100  1,039,745    19,391        19,391                       19,391
S & P Depository Receipts     ETF              78462F103    963,435     8,429         8,429                        8,429
Star Gas Partners             COM              85512C105    850,342    41,663        41,663                       41,663
Suburban Propane LP           Unit Ltd Part    864482104    615,230    23,500        23,500                       23,500
Sun Microsystems              COM              866810104  1,564,437   127,190       127,190                      127,190
Teraforce Technology          COM              88077T109      1,848    22,000        22,000                       22,000
Texas Instrument              COM              882508104  2,085,580    74,485        74,485                       74,485
Tyco International            COM              902124106  3,214,173    54,570        54,570                       54,570
United Dominion Realty Trust  COM              910197102    406,511    28,230        28,230                       28,230
United Parcel Service         COM              911312106    451,260     8,280         8,280                        8,280
Unocal Capital Trust          PREF             91528T207    307,336     6,100         6,100                        6,100
Verizon Communication         COM              92343V104    788,216    16,608        16,608                       16,608
Walmart Stores, Inc           COM              931142103  3,096,823    53,811        53,811                       53,811
Washington Gas Co             COM              938837101  1,119,708    38,518        38,518                       38,518
Wells Fargo & Co              COM              949740104  2,678,621    61,620        61,620                       61,620
Weyerhaeuser Co               COM              962166104  2,305,701    42,635        42,635                       42,635
Worldcom Inc                  COM              98155K102  1,567,780   111,348       111,348                      111,348
Xilinx Inc                    COM              983919101    335,830     8,600         8,600                        8,600

Total: 122,039,660

